SUBSEQUENT EVENTS (Details) (Financing [Member], USD $)	1 Months Ended
Jul. 31, 2012
Financing [Member]
Subsequent Event [Line Items]
Debt conversion, converted amount	$ 609,606
Shares issued for notes payable conversion	8,560,944
Common stock, shares issued	2,860,125
Common stock issued in connection with conversion of convertible debenture, shares	675,000